VANECK URANIUM+NUCLEAR ENERGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 11.9%
Boss Energy Ltd. * 1,237,437 $ 3,844,814
Deep Yellow Ltd. * 2,748,693 2,305,302
Paladin Energy Ltd. * 8,131,013 5,701,208
SILEX SYSTEMS LTD * † 808,344 1,814,125
13,665,449
Canada : 17.2%
Cameco Corp. (USD) † 188,010 7,452,717
Denison Mines Corp. (USD) *
† 3,293,367 5,434,056
Fission Uranium Corp. * † 2,327,135 1,583,553
NexGen Energy Ltd. (USD) *
† 870,260 5,195,452
19,665,778
China : 5.9%
CGN Mining Co. Ltd. (HKD) *
† 9,595,000 1,864,095
CGN Power Co. Ltd. (HKD)
144A 18,992,000 4,916,095
6,780,190
Czech Republic : 5.8%
CEZ AS 157,269 6,699,862
Underline
Finland : 4.2%
Fortum Oyj † 410,701 4,769,679
Underline
Italy : 5.2%
Endesa SA 290,665 5,923,841
Underline
Jersey, Channel Islands : 3.4%
Yellow Cake Plc 144A * 569,939 3,889,219
Underline
Kazakhstan : 5.6%
NAC Kazatomprom JSC (USD)
(GDR) 144,650 6,386,297
Underline
Number
of Shares Value
South Korea : 1.6%
KEPCO Engineering &
Construction Co., Inc. 38,775 $ 1,851,671
Underline
United States : 39.1%
BWX Technologies, Inc. 66,386 4,977,622
Centrus Energy Corp. * † 51,921 2,947,036
Constellation Energy Corp. 79,938 8,719,637
Energy Fuels, Inc. * † 623,504 5,125,203
NuScale Power Corp. * † 158,470 776,503
PG&E Corp. * 453,440 7,313,987
Public Service Enterprise
Group, Inc. 143,900 8,189,349
Uranium Energy Corp. * † 1,035,668 5,333,690
Ur-Energy, Inc. * † 876,832 1,350,322
44,733,349
Total Common Stocks
(Cost: $92,488,781) 114,365,335
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
11.0%
Money Market Fund: 11.0%
(Cost: $12,595,223)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 12,595,223 12,595,223
Total Investments: 110.9%
(Cost: $105,084,004) 126,960,558
Liabilities in excess of other assets:
(10.9)% (12,503,246)
NET ASSETS: 100.0% $ 114,457,312
Definitions:
GDR Global Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $29,602,049.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $8,805,314, or 7.7% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Energy 47.7% $ 54,523,744
Utilities 40.7 46,532,450
Industrials 11.6 13,309,141
100.0% $ 114,365,335